Gross Carrying Amount, Accumulated Amortization and Net Book Value of Land Use Right (Detail)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Operating Leased Assets [Line Items]
Land use right	¥ 85,160,348	$ 13,146,492	¥ 85,160,348
Less: accumulated amortization	(16,807,962)	(2,594,702)	(14,887,052)
Net book value	¥ 68,352,386	$ 10,551,790	¥ 70,273,296